CONSOLIDATED STATEMENT OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Net revenues
Revenues	¥ 8,400,631	$ 1,217,977	¥ 9,396,256	¥ 8,851,563
Operating expenses:
Cost of products	(2,255,950)	(327,082)	(3,276,571)	(3,326,243)
Fulfillment	(2,719,749)	(394,327)	(2,661,126)	(2,259,176)
Sales and marketing	(2,674,358)	(387,745)	(2,549,842)	(2,130,667)
Technology and content	(427,954)	(62,047)	(448,410)	(409,870)
General and administrative	(371,470)	(53,858)	(525,802)	(224,045)
Other operating income, net	95,292	13,816	72,516	57,115
Impairment of goodwill	(13,155)	(1,907)	0	0
Total operating expenses	(8,367,344)	(1,213,150)	(9,389,235)	(8,292,886)
Income from operations	33,287	4,827	7,021	558,677
Other income (expenses):
Interest income	45,816	6,643	62,943	41,373
Interest expense	(56,917)	(8,252)	(56,847)	(66,124)
Unrealized investment loss	(97,827)	(14,184)	(209,956)
Gain on disposal of investments	(107,032)	(15,518)	150
Gain on repurchase of 1.625% convertible senior notes due 2024	7,907	1,146	0	0
Impairment loss of investments	(8,400)	(1,218)	(3,541)	(10,800)
Exchange gain (loss)	(32,384)	(4,695)	46,226	25,725
Fair value loss on derivative liabilities	(364,758)	(52,885)	0	0
Income before income tax and share of income in equity method investment	(580,308)	(84,136)	(154,004)	548,851
Income tax expense	(26,480)	(3,839)	(55,259)	(127,787)
Share of income (loss) in equity method investment	(3,586)	(520)	3,300	5,470
Net Income (loss)	(610,374)	(88,495)	(205,963)	426,534
Net (income) loss attributable to non-controlling interests	843	122	(1,505)	(796)
Net loss (income) attributable to redeemable non-controlling interests	(43,759)	(6,344)	(12,362)	254
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	¥ (653,290)	$ (94,717)	¥ (219,830)	¥ 425,992
Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	¥ (3.56)	$ (0.52)	¥ (1.02)	¥ 2.27
Diluted | (per share)	(3.56)	(0.52)	(1.02)	2.23
Net income (loss) per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	(10.69)	(1.55)	(3.05)	6.82
Diluted | (per share)	¥ (10.69)	$ (1.55)	¥ (3.05)	¥ 6.69
Product
Net revenues
Revenues	¥ 2,644,214	$ 383,375	¥ 3,873,589	¥ 3,906,611
Service
Net revenues
Revenues	¥ 5,756,417	$ 834,602	¥ 5,522,667	¥ 4,944,952